Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching percentage of eligible employee pre tax contributions	80.00%
Defined contribution plan, employer matching contribution, percent of match	7.50%	7.50%	7.50%
Defined contribution plan, employers matching contribution, vesting percentage after three years of service	100.00%
Defined contribution plan, employers matching contribution, service period	P3Y
Defined contribution plan employers matching contribution	$ 144	$ 123	$ 193
Severance expense	$ 0	$ 0	$ 10